Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	$ 2,763.1	$ 2,790.2
Issuance	3.6	3.3
Repayment	(59.7)	(58.2)
Effect of foreign currency exchange rate changes	214.1	10.8
Other	4.0	17.0
Carrying amount, ending balance	2,925.1	2,763.1
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	2,609.7	2,611.4
Issuance	0.0	0.0
Repayment	(20.9)	(25.5)
Effect of foreign currency exchange rate changes	209.1	10.2
Other	1.4	13.6
Carrying amount, ending balance	2,799.3	2,609.7
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	153.4	178.8
Issuance	3.6	3.3
Repayment	(38.8)	(32.7)
Effect of foreign currency exchange rate changes	5.0	0.6
Other	2.6	3.4
Carrying amount, ending balance	$ 125.8	$ 153.4